LEASES AND SHIP CHARTERS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Statement1 [Line Items]
Future minimum receivable under non-cancellable operating leases	$ 125,137	$ 12,578
Minimum lease payments under operating leases recognised	107,251
Future minimum lease payments payable under the non-cancellable operating leases	123,880
With in one year
Statement1 [Line Items]
Future minimum receivable under non-cancellable operating leases		$ 5,241
Future minimum lease payments payable under the non-cancellable operating leases	50,564
With in 2 to 5 years
Statement1 [Line Items]
Future minimum lease payments payable under the non-cancellable operating leases	73,316
Charter Of Ships [Member]
Statement1 [Line Items]
Future minimum receivable under non-cancellable operating leases	7,250
Charter Of Ships [Member] | With in one year
Statement1 [Line Items]
Future minimum receivable under non-cancellable operating leases	5,183
Charter Of Ships [Member] | With in 2 to 5 years
Statement1 [Line Items]
Future minimum receivable under non-cancellable operating leases	2,067
Office leases [Member]
Statement1 [Line Items]
Future minimum lease payments payable under the non-cancellable operating leases	787
Office leases [Member] | With in one year
Statement1 [Line Items]
Future minimum lease payments payable under the non-cancellable operating leases	671
Office leases [Member] | With in 2 to 5 years
Statement1 [Line Items]
Future minimum lease payments payable under the non-cancellable operating leases	116
Residential property leases [Member]
Statement1 [Line Items]
Future minimum lease payments payable under the non-cancellable operating leases	470
Residential property leases [Member] | With in one year
Statement1 [Line Items]
Future minimum lease payments payable under the non-cancellable operating leases	338
Residential property leases [Member] | With in 2 to 5 years
Statement1 [Line Items]
Future minimum lease payments payable under the non-cancellable operating leases	$ 132